Net Loss per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Notes to Financial Statements
Note 9 - Net Loss per Share

Basic net loss per share is computed by dividing net loss by the weighted-average number of common shares outstanding during the reporting period. Diluted net loss per share is computed similarly to basic loss per share, except that it includes the potential dilution that could occur if dilutive securities are exercised.

The following table presents a reconciliation of the denominators used in the computation of net loss per share - basic and diluted:

	Three months ended June 30,		Six months ended June 30,
	2015	2014	2015	2014
Net loss available for stockholders	$(2,950,004)	$(3,790,126)	$(4,228,440)	$(18,883,852)
Weighted average outstanding shares of common stock	64,093,846	55,248,993	62,845,402	52,892,940
Dilutive effect of stock options and warrants	--	--	--	--
Common stock and equivalents	64,093,846	55,248,993	62,845,402	52,892,940

Net loss per share - Basic and diluted	$(0.05)	$(0.07)	$(0.07)	$(0.36)

Outstanding stock options and common stock warrants are considered anti-dilutive because we are in a net loss position. Management has agreed to not exercise their stock options until the number of authorized shares has been increased.

Basic net loss per share is computed by dividing net loss by the weighted-average number of common shares outstanding during the reporting period. Diluted net loss per share is computed similarly to basic loss per share, except that it includes the potential dilution that could occur if dilutive securities are exercised.

The following table presents a reconciliation of the denominators used in the computation of net loss per share – basic and diluted:

	Year ended December 31,
	2014	2013
Net loss available for stockholders	$(23,562,979)	$(3,037,594)
Weighted average outstanding shares of common stock	56,742,881	45,327,116
Dilutive effect of stock options and warrants	--	--
Common stock and equivalents	56,742,881	45,327,116

Net loss per share – Basic and diluted	$(0.42)	$(0.07)

Outstanding stock options and common stock warrants are considered anti-dilutive because we are in a net loss position. The following summarizes equity instruments that may, in the future, have a dilutive effect on earnings per share:

	December 31,
	2014	2013
Stock options	10,000,000	5,000,000
Common stock warrants	29,518,403	15,105,329
Common stock issuable	729,328	--
Common stock issuable - warrants	729,328	--
Total	40,977,059	20,105,329
Total exercisable at December 31	34,097,059	15,105,329